Accruals and other current liabilities (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY		Dec. 31, 2013 CNY
Accruals and other current liabilities [Abstract]
Accrued salaries and welfare		17,334		4,991
Business and other taxes payables		12,473	[1]	14,191	[1]
Legal and professional fee		13,226	[2]		[2]
Government subsidies		230		780
Others		4,023		838
Total	$ 7,624	47,286		20,800

[1]	Other business and other tax payables include business taxes, value-added taxes and withholding taxes for the content fees paid/payable to the overseas game developers.
[2]	Legal and professional fee include unpaid IPO offering costs and other professional service fees, such as legal consultation service fees, audit service fee, etc. for the purpose of year end annual reporting.